Schedule of Notes Payable Related Parties (Details) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Scientific Advisory Board [Member] | Notes Payable One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Debt maturity date	Dec. 31, 2019
Scientific Advisory Board [Member] | Notes Payable One [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		10.00%
Debt maturity date		Dec. 31, 2019
Chief Executive Officer [Member] | Notes Payable Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date	Dec. 31, 2019
Chief Executive Officer [Member] | Notes Payable Two [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Chief Executive Officer [Member] | Notes Payable Two [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Chief Executive Officer [Member] | Notes Payable Two [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date		Dec. 31, 2019
Chief Executive Officer [Member] | Notes Payable Two [Member] | Related Party [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		8.00%
Chief Executive Officer [Member] | Notes Payable Two [Member] | Related Party [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		10.00%
Chief Financial Officer [Member] | Notes Payable Four [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Debt maturity date	Dec. 31, 2019
Chief Financial Officer [Member] | Notes Payable Four [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		8.00%
Debt maturity date		Dec. 31, 2019
Business Advisory Board [Member] | Notes Payable Five [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date	Apr. 20, 2019
Business Advisory Board [Member] | Notes Payable Five [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	8.00%
Share price	$ 0.004
Business Advisory Board [Member] | Notes Payable Five [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage	10.00%
Share price	$ 0.005
Business Advisory Board [Member] | Notes Payable Five [Member] | Related Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt maturity date		Apr. 20, 2019
Business Advisory Board [Member] | Notes Payable Five [Member] | Related Party [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		8.00%
Share price		$ 0.004
Business Advisory Board [Member] | Notes Payable Five [Member] | Related Party [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt interest percentage		10.00%
Share price		$ 0.005